Commitments and Contingencies	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

From time to time, the Company may be involved in disputes, including litigation, relating to claims arising out of operations in the normal course of business. Any of these claims could subject the Company to costly legal expenses and, while management generally believes that there is adequate insurance to cover many different types of liabilities, the Company’s insurance carriers may deny coverage or policy limits may be inadequate to fully satisfy any damage awards or settlements. If this were to happen, the payment of any such awards could have a material adverse effect on the consolidated results of operations and financial position. Additionally, any such claims, whether or not successful, could damage the Company’s reputation and business. The Company is currently not a party to any legal proceedings, the adverse outcome of which, in management’s opinion, individually or in the aggregate, would have a material adverse effect on our consolidated results of operations or financial position.

Between April 15 and April 25, 2019, three putative class action lawsuits (captioned Midgarden v. AmpliPhi Biosciences Corp., et al., No. 19-cv-0684 (S.D. Cal. filed Apr. 15, 2019); Henning v. AmpliPhi Biosciences Corp., et al., No. 19-cv-0728 (S.D. Cal. filed Apr. 19, 2019); and Plumley v. AmpliPhi Biosciences Corp., et al., No. 19-cv-0617 (W.D. Wash. filed Apr. 25, 2019)) were filed in federal court against us and our board of directors related to the Merger. The lawsuits assert violations of Section 14(a) of the Securities Exchange Act of 1934 and Rule 14a-9 promulgated thereunder against all defendants, and assert violations of Section 20(a) of the Securities Exchange Act of 1934 as to the individual defendants.  The plaintiffs contend that the Company’s Definitive Proxy Statement on Schedule 14A, filed on April 4, 2019 (the “April 2019 Proxy Statement”), omitted or misrepresented material information regarding the Merger. The complaints sought injunctive relief, rescission, or rescissory damages and an award of plaintiffs’ costs, including attorneys’ fees and expenses. On May 1, 2019, we amended the April 2019 Proxy Statement to provide additional disclosure to our shareholders.  Each of the above cases have since been dismissed.